Dividend to the Company's Shareholders - Additional Information (Detail)	1 Months Ended					12 Months Ended
	Aug. 05, 2013 USD ($)	Aug. 05, 2013 CNY	Feb. 22, 2013 USD ($)	Feb. 22, 2013 CNY	Feb. 24, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Dividends [Line Items]
Declared Dividends	$ 56,653,598	342,963,886	$ 104,025,013	629,736,221	446,302,773
Dividend, registered date	Dec. 12, 2013	Dec. 12, 2013	May 20, 2013	May 20, 2013	Mar. 23, 2012
Dividends Paid						$ 160,678,611	972,700,107	446,302,773	4,810,164,772